UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22085

Tortoise Tortoise Return Fund, LLC
(Exact name of registrant as specified in charter)

11550 Ash Street, Suite 300, Leawood, KS 66211
(Address of principal executive offices) (Zip code)

David J. Schulte
11550 Ash Street, Suite 300, Leawood, KS 66211
 (Name and address of agent for service)

913-981-1020
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2010

Item 1. Schedule of Investments.

Tortoise Total Return Fund, LLC
SCHEDULE OF INVESTMENTS
(Unaudited)
	March 31, 2010
	Shares	Fair Value
Master Limited Partnerships and Related Companies - 98.5% (1)
Crude/Refined Products Pipelines - 44.9% (1)
Blueknight Energy Partners, L.P. (2)	11,752	$108,353
Buckeye Partners, L.P.	25,400	1,525,778
Enbridge Energy Partners, L.P.	23,900	1,208,623
Holly Energy Partners, L.P.	20,600	875,294
Kinder Morgan Energy Partners, L.P.	10,800	706,536
Kinder Morgan Management, LLC (3)	36,284	2,126,969
Magellan Midstream Partners, L.P.	47,300	2,248,169
NuStar Energy L.P.	21,100	1,275,495
Plains All American Pipeline, L.P.	42,500	2,418,250
Sunoco Logistics Partners L.P.	22,700	1,554,950
		14,048,417

Natural Gas/Natural Gas Liquids Pipelines - 38.1% (1)
Boardwalk Pipeline Partners, LP	37,500	1,116,000
Duncan Energy Partners L.P.	24,300	657,558
El Paso Pipeline Partners, L.P.	35,400	987,306
Energy Transfer Equity, L.P.	37,000	1,248,380
Energy Transfer Partners, L.P.	32,600	1,527,636
Enterprise Products Partners L.P.	69,300	2,396,394
ONEOK Partners, L.P.	20,000	1,225,400
Spectra Energy Partners, LP	28,700	872,480
TC PipeLines, LP	16,300	619,726
Williams Partners L.P.	18,800	756,324
Williams Pipeline Partners L.P.	17,200	520,300
		11,927,504

Natural Gas Gathering/Processing - 12.6% (1)
Copano Energy, L.L.C.	24,900	600,837
DCP Midstream Partners, LP	19,300	620,109
MarkWest Energy Partners, L.P.	22,200	680,430
Regency Energy Partners LP	28,010	614,820
Targa Resources Partners LP	36,400	964,964
Western Gas Partners LP	20,600	454,848
		3,936,008

Propane Distribution - 2.9% (1)
Inergy, L.P.	23,948	905,234

Total Master Limited Partnerships and Related Companies (Cost $21,440,057)		30,817,163

Short-Term Investment - 1.8% (1)
Investment Company - 1.8% (1)
Fidelity Institutional Government Portfolio - Class I, 0.04%(4) (Cost $573,001)	573,001	573,001

Total Investments - 100.3% (1) (Cost $22,013,058)		31,390,164
Other Assets and Liabilities - (0.3%) (1)		(107,316)
Total Members' Capital - 100.0% (1)		$31,282,848

(1) Calculated as a percentage of members' capital.
(2) Non-income producing.
(3) Security distributions are paid-in-kind.
(4) Rate indicated is the current yield as of March 31, 2010.

Various inputs are used in determining the value of the Company’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, market corroborated inputs, etc.)
Level 3 – significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurements of applicable Company assets by level within the fair value hierarchy as of March 31, 2010.  These assets are measured on a recurring basis.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	March 31, 2010	(Level 1)	(Level 2)	(Level 3)
Equity Securities:
Master Limited Partnerships and Related Companies(a)	$30,817,163	$30,817,163	$-	$-
Total Equity Securities	30,817,163	30,817,163	-	-
Other:
Short-Term Investment(b)	573,001	573,001	-	-
Total Other	573,001	573,001	-	-
Total	$31,390,164	$31,390,164	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments.
(b)	Short-term investment is a sweep investment for cash balances in the Company at March 31, 2010.

As of March 31, 2010, the aggregate cost of securities for federal income tax purposes was $20,410,291. At March 31, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $11,187,265, the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $207,392 and the net unrealized appreciation was $10,979,873.

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and its Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tortoise Total Return Fund, LLC

Date: April 29, 2010	By:	/s/ Kenneth P. Malvey
Kenneth P. Malvey
Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Tortoise Total Return Fund, LLC

Date: April 29, 2010	By:	/s/ Kenneth P. Malvey
Kenneth P. Malvey
Chief Executive Officer

Tortoise Total Return Fund, LLC

Date: April 29, 2010	By:	/s/ Terry Matlack
Terry Matlack
Chief Financial Officer